UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5235

        Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Value Fund, Inc. (NCA)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.6% (3.5% of Total Investments)
$ 590	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$547,532
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,883,200
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
10,110	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	6,538,339
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

12,700	Total Consumer Staples			8,969,071

	Education and Civic Organizations – 0.8% (0.8% of Total Investments)
140	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	140,171
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
95	5.000%, 11/01/21	11/15 at 100.00	A2	98,355
125	5.000%, 11/01/25	11/15 at 100.00	A2	126,996
1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego	12/07 at 104.00	N/R	1,572,555
	Space and Science Foundation, Series 1996, 7.500%, 12/01/26

1,860	Total Education and Civic Organizations			1,938,077

	Health Care – 9.1% (9.0% of Total Investments)
625	Arcadia, California, Hospital Revenue Bonds, Methodist Hospital of Southern California, Series	5/08 at 100.00	BBB+	626,163
	1992, 6.500%, 11/15/12
1,870	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	1,868,579
	Series 2005, 5.000%, 11/15/34
310	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	308,326
	Series 2006, 5.000%, 4/01/37
5,365	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,472,837
	5.250%, 11/15/46 (UB)
4,380	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	4,282,414
	Series 2006, 5.000%, 3/01/41
1,460	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,483,258
	Series 2001C, 5.250%, 8/01/31
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	2,924,795
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,845	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	1,830,627
	Center, Series 2007A, 5.000%, 7/01/38
1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	N/R	990,310
1,440	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series	12/07 at 102.00	BBB+	1,459,570
	1997A, 5.300%, 12/01/08
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	7/14 at 100.00	AAA	1,853,539
	5.375%, 7/01/21 – AMBAC Insured

22,735	Total Health Care			23,100,418

	Housing/Multifamily – 3.1% (3.1% of Total Investments)
3,350	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	BBB	3,400,284
	Refunding Bonds, United Dominion/The Highlands of Marin Apartments, Series 2000A, 6.400%,
	8/15/30 (Mandatory put 8/15/08) (Alternative Minimum Tax)
2,520	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds,	7/09 at 102.00	N/R	2,588,695
	Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
465	Riverside County, California, Subordinate Lien Mobile Home Park Revenue Bonds, Bravo Mobile	4/08 at 100.00	N/R	465,023
	Home Park Project, Series 1999B, 6.500%, 3/20/29
1,440	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile	7/08 at 102.00	N/R	1,446,394
	Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28

7,775	Total Housing/Multifamily			7,900,396

	Housing/Single Family – 0.2% (0.2% of Total Investments)
395	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	424,088
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
5	California Rural Home Mortgage Finance Authority, GNMA Collateralized Single Family Mortgage	No Opt. Call	Aaa	5,203
	Revenue Bonds, Series 1993A-2, 7.950%, 12/01/24 (Alternative Minimum Tax)

400	Total Housing/Single Family			429,291

	Industrials – 0.4% (0.4% of Total Investments)
1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	961,330
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 4.4% (4.3% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds,
	Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A+	1,922,224
2,130	5.600%, 8/15/34	8/14 at 100.00	A+	2,205,956
2,720	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation,	4/08 at 102.00	BBB–	2,760,637
	American Baptist Homes of the West, Series 1997A, 5.750%, 10/01/17
2,640	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	2,686,253
	Group, Series 1999, 5.375%, 4/01/17
1,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	5/09 at 101.00	BBB–	1,529,025
	Force Village West, Series 1999, 5.750%, 5/15/19

10,840	Total Long-Term Care			11,104,095

	Tax Obligation/General – 5.2% (5.1% of Total Investments)
5	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	5,233
	California, General Obligation Bonds, Series 2004:
500	5.000%, 2/01/20	2/14 at 100.00	A+	528,330
5,200	5.000%, 2/01/21	2/14 at 100.00	A+	5,480,072
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	AAA	1,590,690
	5.000%, 7/01/24 – FGIC Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	2,257,320
	MBIA Insured
270	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	282,309
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	1,573,080
	Bonds, Series 2003, 5.000%, 8/01/23 – FSA Insured
1,460	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	1,536,489
	Bonds, Series 2003B, 5.000%, 8/01/20 – FSA Insured

12,435	Total Tax Obligation/General			13,253,523

	Tax Obligation/Limited – 28.1% (27.7% of Total Investments)
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,
	Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	10/13 at 100.00	AA	3,100,950
1,000	5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	AA	1,027,660
	Burbank Redevelopment Agency, California, Tax Allocation Bonds, Golden State Redevelopment
	Project, Series 2003:
1,700	5.625%, 12/01/28 – FGIC Insured	12/13 at 100.00	AAA	1,843,293
5,010	5.750%, 12/01/33 – FGIC Insured	12/13 at 100.00	AAA	5,465,409
2,400	Calexico Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Central	8/13 at 102.00	AAA	2,473,032
	Business and Residential District Project, Series 2003C, 5.000%, 8/01/28 – AMBAC Insured
1,790	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	1,943,922
340	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	353,597
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	1,036,637
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
780	Duarte Redevelopment Agency, California, Tax Allocation Refunding Bonds, Amended Davis	3/08 at 102.00	N/R	799,640
	Addition Project Area, Series 1997A, 6.700%, 9/01/14
6,670	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset	6/15 at 100.00	AAA	6,813,072
	Backed Bonds, Series 2005A, Trust K74W, 7.227%, 6/01/35 – FGIC Insured (IF)
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
160	5.000%, 9/01/26	9/16 at 100.00	N/R	153,867
375	5.125%, 9/01/36	9/16 at 100.00	N/R	352,459
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	AAA	2,575,925
	5.000%, 6/01/31 – MBIA Insured
615	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	627,829
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,750	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing	9/13 at 100.00	AAA	2,815,313
	Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/28 –
	FSA Insured
3,665	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A,	3/08 at 103.00	N/R	3,784,736
	5.650%, 9/02/13
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,045	5.250%, 9/01/22 – AMBAC Insured	9/14 at 100.00	AAA	1,107,292
1,145	5.250%, 9/01/23 – AMBAC Insured	9/14 at 100.00	AAA	1,210,494
1,255	5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	AAA	1,321,515
2,000	Monterey County, California, Certificates of Participation, Series 2007, 4.500%, 8/01/37 –	8/17 at 100.00	Aaa	1,885,580
	AMBAC Insured
420	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	454,621
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
8,000	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds,	8/09 at 101.00	AAA	8,332,400
	Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29 – FSA Insured
290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	297,758
	2005A, 5.000%, 9/01/35 – XLCA Insured
5,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2004A,	10/14 at 100.00	AAA	5,117,350
	5.000%, 10/01/37 – XLCA Insured
360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	370,256
	8/01/25 – AMBAC Insured
3,130	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention	7/11 at 102.00	AAA	3,327,785
	Center, Series 2004, 5.250%, 7/01/23 – AMBAC Insured
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	2,868,635
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
1,400	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community	1/08 at 100.50	A	1,416,520
	Correctional Facility Acquisition Project, Series 1997A, 5.950%, 1/01/11
1,000	Simi Valley, California, Certificates of Participation, Series 2004, 5.000%, 9/01/24 –	9/14 at 100.00	AAA	1,035,540
	AMBAC Insured
1,925	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	Aaa	1,998,805
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
3,845	Ventura County Superintendent of Schools, California, Certificates Participation, Series 2003,	12/11 at 100.00	AAA	3,976,153
	5.000%, 12/01/27 – AMBAC Insured
1,185	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	3/08 at 100.00	N/R	1,185,510
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20

68,510	Total Tax Obligation/Limited			71,073,555

	Transportation – 3.7% (3.6% of Total Investments)
2,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,620,475
	2006, 5.000%, 4/01/31
5,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,269,880
	Bonds, Series 1999, 0.000%, 1/15/27
1,250	Fresno, California, Airport Revenue Bonds, Series 2000A, 5.500%, 7/01/30 – FSA Insured	7/10 at 101.00	AAA	1,308,750
240	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	232,020
	Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)

9,490	Total Transportation			9,431,125

	U.S. Guaranteed – 33.8% (33.2% of Total Investments) (4)
2,400	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	N/R (4)	2,575,416
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
4,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	4,884,615
	5/01/18 (Pre-refunded 5/01/12)
3,115	California Educational Facilities Authority, Revenue Bonds, Pooled College and University	6/10 at 101.00	Baa3 (4)	3,364,792
	Projects, Series 2000C, 6.750%, 6/01/30 (ETM)
12,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	12,767,758
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
2,845	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	A1 (4)	3,148,590
6,260	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27	3/10 at 101.00	AAA	6,664,333
	(Pre-refunded 3/01/10) – MBIA Insured
5,000	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	AAA	5,335,950
	Community Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
	(Pre-refunded 2/01/10)
2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	2,785,788
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
3,800	5.500%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	4,184,788
3,000	5.625%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,322,440
2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	2,765,375
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,935	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds,	1/08 at 100.00	BBB (4)	1,939,876
	Central Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)
3,200	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	3,469,408
	5.000%, 7/01/22 (Pre-refunded 7/01/13) – FSA Insured
5,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	5,490,650
	5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	5,878,160
	Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)
3,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	3,595,713
	7/01/36 (Pre-refunded 7/01/12)
20,415	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	9,801,446
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	3,292,350
	10/01/24 (Pre-refunded 10/01/10)

92,900	Total U.S. Guaranteed			85,267,448

	Utilities – 3.3% (3.2% of Total Investments)
2,445	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/07 at 100.50	N/R	2,334,070
	Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	1,822,500
	2007A, 5.500%, 11/15/37
605	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	628,873
	9/01/31 – XLCA Insured
3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	3,643,049
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)

8,320	Total Utilities			8,428,492

	Water and Sewer – 6.0% (5.9% of Total Investments)
1,500	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,588,215
	Series 2005AD, 5.000%, 12/01/22 – FSA Insured
1,500	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AAA	1,542,945
	8/01/36 – MBIA Insured
410	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	426,843
	5.000%, 4/01/36 – MBIA Insured
500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	524,550
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – FSA Insured
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/17 at 100.00	AAA	5,216,100
	2007A-2, 5.000%, 7/01/44 – AMBAC Insured
625	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	655,656
	2006, 5.000%, 12/01/31 – FGIC Insured
1,580	San Diego County Water Authority, California, Water Revenue Refunding Certificates of	5/12 at 101.00	AAA	1,637,465
	Participation, Series 2002A, 5.000%, 5/01/26 – MBIA Insured
3,500	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	3,559,254
	Project, Series 2003, 5.625%, 7/01/43

14,615	Total Water and Sewer			15,151,028

$ 263,580	Total Investments (cost $244,420,003) – 101.7%			257,007,849

	Floating Rate Obligations – (1.4)%			(3,576,000)

	Other Assets Less Liabilities – (0.3)%			(795,632)

	Net Assets – 100%			$252,636,217

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$10,000,000	Pay	SIFM	4.376%	Quarterly	8/06/08	8/06/37	$921,362

SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At November 30, 2007, the cost of investments was $240,783,745.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$14,334,883
Depreciation	(1,686,757)

Net unrealized appreciation (depreciation) of investments	$12,648,126

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.